Accounts payable, accruals and other payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable, accruals and other payables

13 Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2024	2023
	US$	US$

Accounts payable	13,701	10,541
Safeguarding liabilities	3,790,176	1,983,116
Accruals	5,870,005	5,424,194
Prefunding from remittance customers	44,259,266	35,584,882
Incentives received for credit card program	-	699,655
Prefunding from airtime customers	671,214	758,419
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	-	1,056,765
Accrued interest	3,824,009	7,614,719
Tax payable	155,641	29,808
Other payables	535,904	826,132
	59,119,916	53,988,231

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS